Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease

10.  Lease

The Group’s leasing activities primarily consist of operating leases for offices. The Group adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Group has applied the available practical expedient to not recognize short-term leases with lease terms of one year or less on the consolidated balance sheets.

As of December 31, 2024 and 2025, the Group recorded right-of-use assets of approximately RMB7.2 million and RMB42.1 million and lease liabilities of approximately RMB19.1 million and RMB37.0 million, respectively, for operating leases as a leasee. Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Cash payments for operating leases	29,962	31,866
Right-of-use assets obtained in exchange for operating lease liabilities	3,735	74,582

10.  Lease (Continued)

Future lease payments under operating leases as of December 31, 2025 were as follows (in thousands):

RMB
2026	22,704
2027	15,215
2028	765
Total future lease payments	38,684
Less: imputed interest	(1,710)
Total lease liabilities	36,974

The weighted-average remaining lease term was 0.57 years and 1.99 years as of December 31, 2024 and 2025, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2024 and 2025 was 4.75% and 4.75%, respectively.

Operating lease expenses for the years ended December 31, 2023, 2024 and 2025 were RMB58.4million, RMB35.4 million and RMB27.2 million, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2023, 2024 and 2025 were RMB5.8 million, RMB6.9 million and RMB2.7 million, respectively.

The right-of-use assets early terminated for the years ended December 31, 2023, 2024 and 2025 were RMB32.5 million, RMB2.3 million and RMB15.7 million, respectively. The lease liabilities early terminated for the years ended December 31, 2023, 2024 and 2025 were RMB32.4 million, RMB1.7 million and RMB15.6 million, respectively.